FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                     Read instructions at end of Form before
                      preparing Form. Please print or type.

    1.  Name and address of issuer:     Standish, Ayer & Wood Investment Trust
                                        One Financial Center
                                        Boston, MA  02111
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    2.  Name of each series or class of funds for which this notice is filed:

                        Standish Massachusetts Intermediate Tax Exempt Bond Fund Standish Intermediate Tax Exempt Bond Fund
                        Standish Small Cap Tax-Sensitive Equity Fund
                        Standish Tax-Sensitive Equity Fund
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    3.  Investment Company Act File Number:  811-4813

        Securities Act File Number:  33-8214
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    4.  Last day of fiscal year for which this notice is filed:
                                                       September 30, 1996
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    5.  Check box if this  notice is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                        [   ]
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    6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A
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    7.  Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        N/A
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    8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                        N/A
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    9.  Number and aggregate sale price of securities sold during the fiscal year:

               Number of securities sold:                   1,317,061
               Aggregate sales price of securities sold:    $28,313,964
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

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Number of securities sold:                     1,317,061
        Aggregate sales price of securities sold:      $28,313,964

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    11. Number and aggregate  sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        Number of securities issued:                   38,255
        Aggregate sales price of securities issued:    $799,620

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    12. Calculation of registration fee:

    12. Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal
      year in reliance on rule 24f-2 (from Item 10):                            $    28,313,964
                                                                                ---------------
      (ii)  Aggregate price of shares issued in connection with
      dividend reinvestment plans (from item 11, if applicable)                 +    799,620
                                                                                ---------------
(iii) Aggregate price of shares redeemed or repurchased during
      the fiscal year (if applicable):                                          -    17,188,673
                                                                                ---------------
(iv)  Aggregate price of shares redeemed or repurchased and
      previously applied as a reduction to filing fees pursuant to
      rule 24e-2 (if applicable):                                               +   -0-
                                                                                ---------------
(v)   Net aggregate price of securities sold and issued during
      the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
      less line (iii), plus line (iv)] (if applicable):                              11,924,911
                                                                                ---------------
(vi)  Multiplier prescribed by Section 6(b) of the Securities Act of            1/33 of 1%
      1933 or other applicable law or regulation (see instruction C.6):         x    (.00030303)
                                                                                ---------------
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]
                                                                                $      3,613.61
                                                                                ===============


Instruction: Issuers should complete line (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

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    13. Check  box if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                     [X ]

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                                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and title)*  /S/ James E. Hollis, III
                           James E. Hollis, III, Treasurer

Date  November  26 , 1996

  *Please print the name and title of the signing officer below the signature.

                                 HALE AND DORR
                               COUNSELORS AT LAW

                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
                         617-526-6000 FAX 617-526-5000


                                November 25, 1996




Standish, Ayer & Wood Investment Trust
One Financial Center
Boston, Massachusetts  02111

         Re:      Rule 24f-2 Notice

Ladies and Gentlemen:

         Standish, Ayer & Wood Investment Trust (the "Trust") is a Massachusetts business trust created under a written Declaration of Trust dated August 13, 1986, and executed and delivered in Boston, Massachusetts on that date, as amended from time to time (as so amended, the "Declaration of Trust"). The beneficial interests thereunder are represented by transferable shares of beneficial interest, $.01 par value per share.

         The Trustees of the Trust have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided. Pursuant to Article VI, Section 6.1(a) of the Declaration of Trust, the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited and the Trustees are authorized to establish and designate one or more separate series of shares for each such fund, as they deem necessary or desirable. Pursuant to Article VI, Section 6.1(d) of the Declaration of Trust, the Trustees may issue shares of any series for such consideration, including property, on such terms as they may determine (or for no consideration if pursuant to a share dividend or split up), all without action or approval of the shareholders.

         Pursuant to Article VI, Section 6.1(b) of the Declaration of Trust, the Trustees have established twenty separate series of shares designated "Standish Fixed Income Fund", "Standish Securitized Fund", "Standish Short-Term Asset Reserve Fund", "Standish Small Capitalization Equity Fund", "Standish International Equity Fund", "Standish International Fixed Income Fund", "Standish Emerging Markets Fund", "Standish Massachusetts Intermediate Tax-Exempt Bond Fund", "Standish Intermediate Tax-Exempt Bond Fund", "Standish Equity Fund", "Standish Global Fixed Income Fund", "Standish Controlled Maturity Fund", "Standish Fixed Income Fund II", "Standish Small Cap Tax-Sensitive Equity

Fund", "Standish Tax-Sensitive Equity Fund", Standish Fixed Income Asset Fund", "Standish Global Fixed Income Asset Fund", "Standish Equity Asset Fund", "Standish Small Capitalization Equity Asset Fund" and "Standish Small Capitalization Equity Fund II".

         We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933.

         We understand that you are about to file with the Securities and Exchange Commission a notice pursuant to Rule 24f-2 (the "Rule 24f-2 Notice") making definite the registration of 1,317,061 shares of beneficial interest of the Trust (the "Shares") sold in reliance upon said Rule 24f-2 during the fiscal year ended September 30, 1996 consisting of 379,843 Shares of Standish Massachusetts Intermediate Tax-Exempt Bond Fund, 524,041 Shares of Standish Intermediate Tax-Exempt Bond Fund, 292,713 Shares of Standish Small Cap Tax-Sensitive Equity Fund and 120,464 Shares of Standish Tax-Sensitive Equity Fund.

         We have examined the Declaration of Trust, the By-Laws, as amended from time to time, of the Trust, resolutions of the Board of Trustees, a certificate of the Treasurer of the Trust to the effect that the Trust or its agent received the consideration for each of the Shares in accordance with the terms of the Declaration of Trust, and such other documents as we have deemed necessary or appropriate for the purposes of this opinion, including, but not limited to, originals or copies certified or otherwise identified to our satisfaction, of such documents, Trust records and other instruments. In our examination of such documents, we have assumed the genuineness of all signatures, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

         For purposes of this opinion letter, we have not made an independent review of the laws of any state or jurisdiction other than the laws of The Commonwealth of Massachusetts and express no opinion with respect to the laws of any jurisdiction other than the laws of The Commonwealth of Massachusetts. Further, we express no opinion as to compliance with any state or federal securities laws, including the securities laws of The Commonwealth of Massachusetts.

         Our opinion below, as it relates to the nonassessability of the shares of the Trust, is qualified to the extent that under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Massachusetts business trust. In this regard, however, please be advised that the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides that the Trustees of the Trust shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or officers, and not individually and that the obligations of such instrument are not binding upon any of them or the shareholders personally, but are binding only upon the Trust property or the assets of the particular series in question, as the case may be. Also, the Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder charged or held to be personally liable for any obligation or liability of the Trust; provided, however, no Trust property may be used to indemnify any shareholder of any series of the Trust other than Trust property allocated or belonging to that series.

         We are of the opinion that all necessary Trust action precedent to the issuance of the Shares has been duly taken, and that the Shares were legally and validly issued, and are fully paid and non-assessable by the Trust, subject to compliance with the Securities Act of 1933, the Investment Company Act of 1940 and the applicable state laws regulating the sale of securities.

         We consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above. Except as provided in this paragraph, this opinion may not be relied upon by, or filed with, any other parties or for any other purpose.

                                                     Very truly yours,

                                                     /S/ Hale and Dorr

                                                     Hale and Dorr